Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-Based Compensation
For the years ended December 31, 2015, 2014 and 2013, we recognized stock-based compensation expense of $22.3 million, $10.6 million and $6.9 million, respectively, with related income tax benefits of approximately $8.3 million, $3.8 million and $2.5 million, respectively. Of the stock-based compensation expense recognized in 2015, $9.0 million was for equity-based awards and $13.3 million was for cash-settleable liability awards.
Under the TransUnion Holding Company, Inc. 2012 Management Equity Plan (the "2012 Plan"), stock-based awards could be issued to executive officers, employees and independent directors of the Company. A total of 10.1 million shares were authorized for grant under the 2012 Plan. Effective upon the closing of the IPO, the Company’s board of directors and its stockholders adopted the TransUnion 2015 Omnibus Incentive Plan (the “2015 Plan”) and no more shares could be granted under the 2012 Plan. A total of 5.4 million shares have been authorized for grant under the 2015 Plan. The 2015 Plan provides for the granting of stock options, restricted stock and other stock-based or performance-based awards to key employees, directors or other persons having a service relationship with the Company and its affiliates. As of December 31, 2015, the Company granted 6,085 shares of restricted stock under the 2015 Plan. There was no additional activity during 2015 under the 2015 Plan.
Effective upon the closing of the IPO, the Company’s board of directors and its stockholders adopted the TransUnion 2015 Employee Stock Purchase Plan (the “ESPP”). A total of 2.4 million shares have been authorized to be issued under the ESPP. The ESPP provides certain employees of the Company with an opportunity to purchase the Company’s Common Stock through accumulated payroll deductions. The first opportunity to purchase shares under the ESPP will be in 2016.
On June 4, 2015, in anticipation of our IPO, our board of directors authorized and we effected a 1.333 to 1 stock split of our common stock. All periods presented in these financial statements reflect this split. See Note 11, "Stockholders' Equity" for further discussion on the stock split.
2012 Plan
Stock Options
Stock-options granted under the 2012 Plan have a ten-year term. For stock options granted to employees, 40% generally vest based on the passage of time (service condition options), and 60% vest based on the passage of time and meeting certain shareholder return on investment conditions (market condition options). All stock options granted to independent directors vest based on the passage of time.
Service condition options are valued using the Black-Scholes valuation model and vest over a five-year service period, with 20% generally vesting one year after the grant date, and 5% vesting each quarter thereafter. Compensation costs for the service condition awards are recognized on a straight-line basis over the requisite service period for the entire award. Market condition options are valued using a risk-neutral Monte Carlo valuation model, with assumptions similar to those used to value the service condition awards, and vest over a five-year service period, contingent on meeting the market conditions.
The assumptions used to value the service condition options and the weighted-average grant date fair value for the periods presented were as follows:

	Twelve Months Ended December 31,
	2015	2014	2013
Service condition options:
Dividend yield	—	—	—
Expected volatility	40%-55%	55%-60%	60%-70%
Risk-free interest rate	1.7%-2.3%	0.9%-2.3%	0.9%-1.0%
Expected life, in years	6.4	5.9-6.4	5.9-6.1
Weighted-average grant date fair value	$7.40	$6.12	$4.21

Market condition options:
Weighted-average grant date fair value	$7.15	$5.59	$3.89
The dividend yield was estimated to be zero because we do not expect to pay dividends in the future. The expected volatility was estimated based on comparable company volatility. The risk-free interest rate was derived from the constant maturity treasury curve for terms matching the expected life of the award. The expected life was calculated using the simplified method described in SAB No. 110 because we do not have sufficient historical data related to exercise behavior.
Stock option activity as of and for the years ended December 31, 2015 and 2014, consisted of the following:

(in millions, except share and per share information)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2014	10,243,368	$6.62	8.2	$65.8
Granted	475,169	$14.56
Exercised	(449,349)	$5.38
Forfeited	(453,856)	$7.83
Expired	(572)	$8.57
Outstanding at December 31, 2015	9,814,760	$7.02	7.3	$201.7

Fully vested and expected to vest at December 31, 2015	7,627,081	$7.19	7.3	$155.5
Exercisable at December 31, 2015	1,773,822	$6.12	7.0	$38.1

As of December 31, 2015, stock-based compensation expense remaining to be recognized in future years related to options, excluding an estimate for forfeitures, was $9.1 million for service condition options and $10.7 million for market condition options, with weighted-average recognition periods of 2.8 years and 2.8 years, respectively. During 2015, cash received from the exercise of stock options was $2.4 million and the tax benefit realized from exercise of stock options was $1.8 million.
The intrinsic value of options exercised and the fair value of options vested for the periods presented are as follows:

	Year Ended December 31,
(in millions)	2015	2014	2013
Intrinsic value of options exercised	$5.2	$1.1	$0.5
Total fair value of options vested	$3.8	$3.0	$3.7

Stock appreciation rights
During the years ended December 31, 2015, 2014 and 2013, the Company granted 0.1 million, 0.1 million and 0.1 million stock appreciation rights (“SARs”), respectively, with weighted-average exercise prices of $21.00, $10.94 and $7.14, respectively. The SARs have a ten-year term, with 40% vesting over a five-year service period and 60% vesting over a five-year service period contingent on meeting certain market conditions. The SARs provide for cash settlement and are being accounted for as liability awards, with expense recognized based on our stock price and the percentage of requisite service rendered at the end of each reporting period.
During the year ended December 31, 2015, 0.1 million SARs had vested, 0.1 million SARs had been forfeited, and less than 0.1 million SARs had been exercised. During 2015, $0.4 million of share-based liabilities were paid for SARs that were exercised during the year. Stock-based compensation expense remaining to be recognized in future years related to SARs was $6.6 million based on the fair value of the awards at December 31, 2015. As of December 31, 2015, there were 0.8 million SARs outstanding.
Restricted stock
During 2012, the Company granted 33,434 shares of restricted stock that cliff vest after three years under the 2012 Plan. The weighted average grant date fair value was $4.99. On December 31, 2015, all of these shares of restricted stock vested. During 2015, the Company granted an additional 49,187 shares of restricted stock under the 2012 Plan that cliff vest on December 31, 2016. The weighted average grant date fair value was $20.34. As of December 31, 2015, stock-based compensation expense remaining to be recognized in future years related to restricted stock was $0.6 million with a weighted average recognition period of one year.
2015 Plan
During 2015, the Company granted 6,085 shares of restricted stock under the 2015 Plan that vest one year from the grant date. The weighted average grant date fair value was $24.65. As of December 31, 2015, stock-based compensation expense remaining to be recognized in future years related to these shares of restricted stock was $0.1 million with a weighted average recognition period of nine months.
Other
In connection with an acquisition we made in 2014, the Company issued certain equity awards to certain employees of the acquired company in exchange for stock awards they held prior to the acquisition. The new awards were for pre- and post-acquisition services. As a result, the Company recorded a $1.3 million acquisition date opening liability and $4.3 million of expense in 2015 included in stock-based compensation. These awards provide for cash settlement and are being accounted for as liability awards, with the liability valued at the probability-weighted expected payout at the end of each reporting period.